UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rima Senvest Management, L.L.C.

Address:  110 East 55th Street, Suite 1600
          New York, NY 10022

13F File Number:  028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Malikotsis
Title:      Vice President
Phone:      (514) 281-8082

Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY                May 14, 2013
-----------------------     --------------------------    --------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        68

Form 13F Information Table Value Total:  $716,732
                                         (thousands)

List of Other Included Managers:

     No.     Form 13F File Number     Name
     ---     --------------------     -----------------------------
      1.      028-11888                Senvest International L.L.C.

--------
This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Senvest Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                     FORM 13F INFORMATION TABLE
                                                    RIMA SENVEST MANAGEMENT LLC
                                                           March 31, 2013
COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x1000)   PRN AMT   PRN CALL   DISCRETION    MNGRS     SOLE     SHRD NONE
----------------------------  ----------------  ---------  -------  ---------- --- ---- --------------  -----  ----------  ---- ----
AEGEAN MARINE PETROLEUM NETW  SHS               Y0017S102  30,346    4,522,520  SH      SHARED-DEFINED    1     4,522,520
AIR TRANSPORT SERVICES GRP I  COM               00922R105   2,402      412,076  SH      SHARED-DEFINED    1       412,076
ALVARION LTD                  SHS               M0861T100     263      711,108  SH      SHARED-DEFINED    1       711,108
AMERICAN APPAREL INC          COM               023850100     734      338,023  SH      SHARED-DEFINED    1       338,023
APPLE INC                     COM               037833100   7,579       17,122  SH      SHARED-DEFINED    1        17,122
ARCTIC CAT INC                COM               039670104  15,643      357,957  SH      SHARED-DEFINED    1       357,957
ATTUNITY LTD                  SHS NEW           M15332121   2,358      347,755  SH      SHARED-DEFINED    1       347,755
AUDIOCODES LTD                ORD               M15342104  12,548    3,302,202  SH      SHARED-DEFINED    1     3,302,202
AXCELIS TECHNOLOGIES INC      COM               054540109   2,495    1,995,895  SH      SHARED-DEFINED    1     1,995,895
AXIALL CORP                   COM               05463D100   9,665      155,488  SH      SHARED-DEFINED    1       155,488
BALTIC TRADING LIMITED        COM               Y0553W103     964      235,611  SH      SHARED-DEFINED    1       235,611
BIOLINERX LTD                 SPONSORED ADR     09071M106     446      265,278  SH      SHARED-DEFINED    1       265,278
BROOKFIELD RESIDENTIAL PPTYS  COM               11283W104  10,434      428,668  SH      SHARED-DEFINED    1       428,668
CEVA INC                      COM               157210105  18,882    1,210,406  SH      SHARED-DEFINED    1     1,210,406
CITRIX SYS INC                COM               177376100     361        5,000  SH      SHARED-DEFINED    1         5,000
CLICKSOFTWARE TECHNOLOGIES L  ORD               M25082104     804      100,000  SH      SHARED-DEFINED    1       100,000
COMMTOUCH SOFTWARE LTD        SHS NEW           M25596202     148       50,787  SH      SHARED-DEFINED    1        50,787
CRESUD S A C I F Y A          SPONSORED ADR     226406106   3,021      321,754  SH      SHARED-DEFINED    1       321,754
DEPOMED INC                   COM               249908104  17,778    3,028,599  SH      SHARED-DEFINED    1     3,028,599
DIANA CONTAINERSHIPS INC      COM               Y2069P101   1,562      293,140  SH      SHARED-DEFINED    1       293,140
DIGITAL GENERATION INC        COM               25400B108   5,345      832,489  SH      SHARED-DEFINED    1       832,489
DORAL FINL CORP               COM NEW           25811P886   7,076   10,040,540  SH      SHARED-DEFINED    1    10,040,540
DSP GROUP INC                 COM               23332B106  12,359    1,531,526  SH      SHARED-DEFINED    1     1,531,526
ERA GROUP INC                 COM               26885G109   4,126      196,464  SH      SHARED-DEFINED    1       196,464
EZCHIP SEMICONDUCTOR LIMITED  ORD               M4146Y108   1,508       62,500  SH      SHARED-DEFINED    1        62,500
FORMFACTOR INC                COM               346375108      58       12,304  SH      SHARED-DEFINED    1        12,304
GAIN CAP HLDGS INC            COM               36268W100   2,010      450,701  SH      SHARED-DEFINED    1       450,701
GASTAR EXPL LTD               COM NEW           367299203   2,383    1,354,208  SH      SHARED-DEFINED    1     1,354,208
GENWORTH FINL INC             COM CL A          37247D106  49,403    4,940,258  SH      SHARED-DEFINED    1     4,940,258
GIVEN IMAGING                 ORD SHS           M52020100   3,990      244,042  SH      SHARED-DEFINED    1       244,042
GORDMANS STORES INC           COM               38269P100   1,760      150,275  SH      SHARED-DEFINED    1       150,275
GREEN DOT CORP                CL A              39304D102   1,693      101,292  SH      SHARED-DEFINED    1       101,292
HOWARD HUGHES CORP            COM               44267D107  60,390      720,558  SH      SHARED-DEFINED    1       720,558
IMMERSION CORP                COM               452521107  48,899    4,165,183  SH      SHARED-DEFINED    1     4,165,183
INTERNATIONAL GAME TECHNOLOG  COM               459902102     330       20,000  SH      SHARED-DEFINED    1        20,000
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT    450047204   4,411      467,779  SH      SHARED-DEFINED    1       467,779
JOES JEANS INC                COM               47777N101   1,732    1,018,549  SH      SHARED-DEFINED    1     1,018,549
MELLANOX TECHNOLOGIES LTD     SHS               M51363113   4,932       88,853  SH      SHARED-DEFINED    1        88,853
MINDSPEED TECHNOLOGIES INC    COM NEW           602682205     937      282,126  SH      SHARED-DEFINED    1       282,126
MOSYS INC                     COM               619718109     218       46,297  SH      SHARED-DEFINED    1        46,297
NEOPHOTONICS CORP             COM               64051T100     827      161,768  SH      SHARED-DEFINED    1       161,768
NOKIA CORP                    SPONSORED ADR     654902204     328      100,000  SH      SHARED-DEFINED    1       100,000
NORTHSTAR RLTY FIN CORP       COM               66704R100  31,130    3,283,738  SH      SHARED-DEFINED    1     3,283,738
NOVA MEASURING INSTRUMENTS L  COM               M7516K103   7,568      840,871  SH      SHARED-DEFINED    1       840,871
ORBOTECH LTD                  ORD               M75253100  12,268    1,217,029  SH      SHARED-DEFINED    1     1,217,029
PC-TEL INC                    COM               69325Q105   1,667      234,743  SH      SHARED-DEFINED    1       234,743
PEP BOYS MANNY MOE & JACK     COM               713278109  12,534    1,063,106  SH      SHARED-DEFINED    1     1,063,106
QUIKSILVER INC                COM               74838C106  31,860    5,248,770  SH      SHARED-DEFINED    1     5,248,770
RADIAN GROUP INC              COM               750236101  93,446    8,725,150  SH      SHARED-DEFINED    1     8,725,150
RADISYS CORP                  COM               750459109     396       80,461  SH      SHARED-DEFINED    1        80,461
RADWARE LTD                   ORD               M81873107  59,265    1,570,777  SH      SHARED-DEFINED    1     1,570,777
RAIT FINANCIAL TRUST          NOTE 7.000% 4/0   749227AA2  18,334   14,500,000 PRN      SHARED-DEFINED    1    14,500,000
RAIT FINANCIAL TRUST          COM NEW           749227609  17,138    2,150,297  SH      SHARED-DEFINED    1     2,150,297
RESOURCE AMERICA INC          CL A              761195205   3,150      316,270  SH      SHARED-DEFINED    1       316,270
RESOURCE CAP CORP             COM               76120W302     509       77,074  SH      SHARED-DEFINED    1        77,074
ROYAL BK SCOTLAND GROUP PLC   SPONS ADR 20 ORD  780097689   3,022      358,443  SH      SHARED-DEFINED    1       358,443
SANDISK CORP                  COM               80004C101   2,917       53,075  SH      SHARED-DEFINED    1        53,075
SCORPIO TANKERS INC           SHS               Y7542C106   9,494    1,064,342  SH      SHARED-DEFINED    1     1,064,342
SENOMYX INC                   COM               81724Q107   1,934      916,646  SH      SHARED-DEFINED    1       916,646
STANDARD PAC CORP NEW         COM               85375C101   3,855      446,126  SH      SHARED-DEFINED    1       446,126
SUPERTEX INC                  COM               868532102   2,585      116,374  SH      SHARED-DEFINED    1       116,374
SYNERON MEDICAL LTD           ORD SHS           M87245102  20,971    2,051,980  SH      SHARED-DEFINED    1     2,051,980
TESLA MTRS INC                COM               88160R101   3,175       83,784  SH      SHARED-DEFINED    1        83,784
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209   3,078       77,583  SH      SHARED-DEFINED    1        77,583
TOP IMAGE SYSTEMS LTD         ORD               M87896102   1,295      345,250  SH      SHARED-DEFINED    1       345,250
TWO HBRS INVT CORP            COM               90187B101   3,955      313,645  SH      SHARED-DEFINED    1       313,645
VICOR CORP                    COM               925815102   4,483      901,930  SH      SHARED-DEFINED    1       901,930
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100  13,555      948,590  SH      SHARED-DEFINED    1       948,590





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